Financial risk management (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	$ (7,600)	$ (11,474)
USD [Member]
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	(7,566)	(11,294)
CNY [Member]
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year		(62)
EUR [Member]
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	(11)	(118)
CHF [Member]
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	$ (23)